Related Party Balances and Transactions - Schedule of Balances with Related Parties (Details) - Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Other accounts receivable and prepaid	$ 14	$ 11
Operating lease right-of-use assets	628	829
Liabilities:
Trade payables	222	219
Other liabilities and accrued expenses	317	200
Operating lease liabilities - current	231	223
Operating lease liabilities – non-current	$ 472	$ 606